Notes to the Cash Flow Statement	12 Months Ended
Dec. 31, 2019
Statement of cash flows [abstract]
Notes to the Cash Flow Statement

28. Notes to the cash flow statement

The cash flow statement is presented in accordance IAS 7. The net loss for the year is adjusted for effects of non-cash transactions, deferrals or accruals of past or future operational deposits or disbursements, and income and expense items attributable to investment or financing activities.

In the consolidated cash flow statement, cash and cash equivalents include cash in hand, checks, bank deposits and money deposits with a maturity of up to three months. Current account liabilities are incorporated into the cash fund where applicable.

Interest paid out amounted to EUR 664 thousand (2018: EUR 536 thousand, 2017: EUR 598 thousand). Taxes paid amounted to EUR 36 thousand (2018: EUR 9 thousand, 2017: 0). Interest received amounted to EUR 127 thousand (2018: EUR 24 thousand, 2017: EUR 38 thousand).

The changes are comprised as follows:

	Non-cash changes
in EUR thousands	January 1, 2019	Cash flow	Addition/ retirement	Fair value change	December 31, 2019
Convertible bond 2017/2022	2,495	-	-518	-	1,977
EIB loan 2017	10,967	-	810	68	11,845
EIB loan 2019	-	5,000	287	14	5,301
Interest convertible Bond 2017/2022, Convertible Bond 2017/22	78	(153)	136	-	61
Interest EIB loan 2017	87	(372)	369	-	84
Interest EIB loan 2019	-	(139)	168	-	29
Leasing liabilities	2,303	(1,183)	2,905	-	4,025
Total financial liabilities	15,930	3,153	4,157	82	23,322